Significant accounting policies (Details Textual)	12 Months Ended
Dec. 31, 2020
Significant accounting policies [Line Items]
Amortization Period	10 years
Bottom of range [member]
Significant accounting policies [Line Items]
Cash dividend rate	30.00%